CONVERTIBLE NOTES PAYABLE	6 Months Ended
Sep. 30, 2015
CONVERTIBLE NOTES PAYABLE [Text Block]

NOTE 14 – CONVERTIBLE NOTES PAYABLE

On June 29, 2015 the Company entered into a $50,000 Convertible promissory note was convertible into Common stock at $0.07 per share. The Convertible promissory note had an 8% annual interest rate, 1 -year term and rights to 714,286 warrants with a two year term an exercise price of $0.10 per share. The Company evaluated this transaction under ASC 470-20 “Debt with Conversion and Other Options” and determined that a discount of $50,000 was provided and will be amortized over the 1 -year term of the note. As of September 30, 2015 $12,500 was amortized.

On July 1, 2015 the Company entered into a $25,000 Convertible promissory note was convertible into Common stock at $0.07 per share. The Convertible promissory note had an 8% annual interest rate, 1 year term and rights to 357,143 warrants with a two year term an exercise price of $0.10 per share. The Company evaluated this transaction under ASC 470-20 “Debt with Conversion and Other Options” and determined that a discount of $25,000 was provided and will be amortized over the 1 -year term of the note. As of September 30, 2015 $6,250 was amortized.

On July 1, 2015 the Company entered into a $25,000 Convertible promissory note was convertible into Common stock at $0.07 per share. The Convertible promissory note had an 8% annual interest rate, 1 year term and rights to 357,143 warrants with a two year term an exercise price of $0.10 per share. The Company evaluated this transaction under ASC 470-20 “Debt with Conversion and Other Options” and determined that a discount of $25,000 was provided and will be amortized over the 1 -year term of the note. As of September 30, 2015 $6,250 was amortized.

On July 1, 2015 the Company entered into a $25,000 Convertible promissory note was convertible into Common stock at $0.07 per share. The Convertible promissory note had an 8% annual interest rate, 1 year term and rights to 357,143 warrants with a two year term an exercise price of $0.10 per share. The Company evaluated this transaction under ASC 470-20 “Debt with Conversion and Other Options” and determined that a discount of $25,000 was provided and will be amortized over the 1 -year term of the note. As of September 30, 2015 $6,250 was amortized.

On July 7, 2015 the Company entered into a $25,000 Convertible promissory note was convertible into Common stock at $0.07 per share. The Convertible promissory note had an 8% annual interest rate, 1 year term and rights to 357,143 warrants with a two year term an exercise price of $0.10 per share. The Company evaluated this transaction under ASC 470-20 “Debt with Conversion and Other Options” and determined that a discount of $25,000 was provided and will be amortized over the 1 -year term of the note. As of September 30, 2015 $6,250 was amortized.

On July 13, 2015 the Company entered into a $25,000 Convertible promissory note was convertible into Common stock at $0.07 per share. The Convertible promissory note had an 8% annual interest rate, 1 year term and rights to 357,143 warrants with a two year term an exercise price of $0.10 per share. The Company evaluated this transaction under ASC 470-20 “Debt with Conversion and Other Options” and determined that a discount of $25,000 was provided and will be amortized over the 1 -year term of the note. As of September 30, 2015 $6,250 was amortized.

On July 17, 2015 the Company entered into a $25,000 Convertible promissory note was convertible into Common stock at $0.07 per share. The Convertible promissory note had an 8% annual interest rate, 1 year term and rights to 357,143 warrants with a two year term an exercise price of $0.10 per share. The Company evaluated this transaction under ASC 470-20 “Debt with Conversion and Other Options” and determined that a discount of $25,000 was provided and will be amortized over the 1 year term of the note. As of September 30, 2015 $6,250 was amortized.

On September 28, 2015 the Company entered into a $75,000 Convertible promissory note was convertible into Common stock at $0.07 per share. The Convertible promissory note had an 15% annual interest rate, 7 month term and rights to 1,600,000 warrants with a two year term an exercise price of $0.10 per share and 500,000 shares of restricted stock The Company evaluated this transaction under ASC 470-20 “Debt with Conversion and Other Options” and determined that a discount of $75,000 was provided and will be amortized over the 7 month term of the note. As of September 30, 2015 $0 was amortized.